Agreement with Spriaso, LLC - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
Jul. 23, 2013
Schedule Of Overview [Line Items]
Percentage of royalty of net proceeds received	20.00%
Service agreement	Under the service agreement, the Company will provide facilities and up to 10 percent of the services of certain employees to Spriaso for a period of up to 18 months.
Maximum
Schedule Of Overview [Line Items]
Proceeds received from license agreement	$ 10
Service agreement period	18 months